INCOME TAXES (Narrative) (Details) (USD $)	12 Months Ended
	May 31, 2013	May 31, 2012
INCOME TAXES [Abstract]
Net deferred tax assets	$ 0	$ 0
Operating loss carryforwards	$ 23,672
Operating loss carry-forward expiration date	May 31, 2032